Derivatives (Tables)	9 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives included in Balance Sheet at fair value
The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		September 30, 2015		December 31, 2014		December 31, 2013
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability	Asset	Liability
		(unaudited)	(unaudited)
MBS with embedded derivatives	Fixed maturities	$108	$—	$96	$—	$77	$—
Public company warrants	Equity securities	—	—	10	—	9	—
Interest rate swaptions	Other assets	—	—	—	—	2	—
Fixed-indexed annuities (embedded derivative)	Annuity benefits accumulated	—	1,198	—	1,160	—	804
Equity index call options	Equity options - fixed indexed annuities	122	—	322	—	272	—
Reinsurance contracts (embedded derivative)	Other liabilities	—	9	—	13	—	10
		$230	$1,207	$428	$1,173	$360	$814

Summary of gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives
The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (in millions):

		Nine months ended
		September 30,		Year ended December 31,
Derivative	Statement of Earnings Line	2015	2014	2014	2013	2012
		(unaudited)	(unaudited)
MBS with embedded derivatives	Realized gains on securities	$(1)	$4	$4	$(5)	$3
Public company warrants	Realized gains on securities	—	(1)	—	2	—
Interest rate swaptions	Realized gains on securities	—	(2)	(2)	1	(4)
Fixed-indexed annuities (embedded derivative) (*)	Annuity benefits	99	(153)	(182)	(182)	(57)
Equity index call options	Annuity benefits	(144)	112	181	210	66
Reinsurance contracts (embedded derivative)	Net investment income	4	(2)	(3)	7	(6)
		$(42)	$(42)	$(2)	$33	$2

(*)
The change in fair value of the embedded derivative includes gains related to unlocking of actuarial assumptions of $58 million, $2 million and $36 million in the years ended December 31, 2014, 2013 and 2012, respectively.